Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Common stock, shares authorized	600,000,000	600,000,000
Common stock, no par value | (per share)
Common stock, shares outstanding		5,064,050
Common Class A [Member]
Common stock, shares outstanding	4,064,050
Common stock, shares issued	4,064,050
Common Class B [Member]
Common stock, shares outstanding	1,000,000
Common stock, shares issued	1,000,000